MAI Energy Infrastructure & MLP Fund
LEEWARD INVESTMENT TRUST

MAI Energy Infrastructure and MLP Fund

Supplement to the Prospectus and
Summary Prospectus

September 16, 2015
This supplement to the Prospectus and Summary Prospectus dated March 30, 2015, as supplemented September 8, 2015, for the MAI Energy Infrastructure and MLP Fund ("Fund"), a series of the Leeward Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Summary, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to update language in the Prospectus dated March 30, 2015 relative to the removal of the Maximum Sales Charge (Load) from the Advisor share class of the Fund.
On September 15, 2015, the Board of Trustees of the Leeward Investment Trust approved the removal of the Fund's Maximum Sales Charge. Effectively immediately, all references to the Maximum Sales Charge are hereby removed.
Prospectus
The table titled "Shareholder Fees" under the section titled "Fees and Expenses of the Fund" is revised by replacing the table in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (MAI Energy Infrastructure & MLP Fund) - MAI Energy Infrastructure & MLP Fund - USD ($)	Institutional Class	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Redemption Fee	none	none
Exchange Fee	none	none